CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated other Comprehensive (Loss)/Income [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Total
Beginning Balance at Jun. 30, 2017	$ 1,984	$ 211,934,432	$ (20,086,621)	$ 3,530,458	$ 62,427,622	$ 257,807,875
Beginning Balance, shares at Jun. 30, 2017	19,837,642
Statutory reserve	$ 0	0	0	1,156,627	(1,156,627)	0
Net income	0	0	0	0	10,098,885	10,098,885
Foreign currency translation adjustment	0	0	5,977,187	0	0	5,977,187
Ending Balance at Jun. 30, 2018	$ 1,984	211,934,432	(14,109,434)	4,687,085	71,369,880	273,883,947
Ending Balance, Shares at Jun. 30, 2018	19,837,642
Statutory reserve	$ 0	0	0	0	0	0
Net income	0	0	0	0	(49,809,728)	(49,809,728)
Foreign currency translation adjustment	0	0	(9,623,857)	0	0	(9,623,857)
Ending Balance at Jun. 30, 2019	$ 1,984	$ 211,934,432	$ (23,733,291)	$ 4,687,085	$ 21,560,152	$ 214,450,362
Ending Balance, Shares at Jun. 30, 2019	19,837,642